13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

3/31/2012

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 14, 2012

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:	$128,386 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  829         22,447               SOLE                SOLE
HALLADOR ENERGY CO            COM         40609P-10-5  369         41,772               SOLE                SOLE
I SHARES MSCI EAFE INDEX FD   IDX         464287-46-5  2,910       53,000               SOLE                SOLE
FTSE/XINHUA CHINA 25          IDX         464287-18-4  4,575       124,786              SOLE                SOLE
LINKEDIN CORP                 COM         53578A-10-8  2,966       29,085               SOLE                SOLE
PANDORA MEDIA INC             COM         698354-10-7  892         87,362               SOLE                SOLE
QIHOO 360 TECHNOLOGY CO LTD   COM         74734M-10-9  511         20,883               SOLE                SOLE
SPDR TRUST SERIES 1           UNIT        78462F-10-3  2,111       15,000               SOLE                SOLE
VANGUARD MSCI EM ETF MKT      ETF         922042-85-8  112,457     2,587,000            SOLE                SOLE
WOLVERINE WORLD WIDE INC COM  COM         978097-10-3  766         20,614               SOLE                SOLE





TOTAL                                                  128,386     3,001,949